Commitments and Contingencies (Details) - 2	Sep. 26, 2023	Mar. 15, 2023	Apr. 14, 2021	Jun. 21, 2019 USD ($)	Jul. 26, 2021 USD ($)
Commitments and Contingencies (Details) - 2 [Line Items]
Unpaid wages				$ 30,429
Payment amount					$ 67,125.83
Osang Healthcare Company Ltd [Member]
Commitments and Contingencies (Details) - 2 [Line Items]
Description of commitments			The Company has asserted that Osang materially breached a certain Managed Supply Agreement (“MSA”) entered into between the parties on October 12, 2020, pursuant to which the Company received on consignment two million (2,000,000) units of Osang’s “Genefinder Plus RealAmp Covid-19 PCR Test” (the “Covid-19 Test”) for domestic and international distribution. The Company has also asserted that Osang breached the covenant of good faith and fair dealing, fraudulently induced it to enter into the MSA, and violated §349 of the New York General Business Law’s prohibition of deceptive business practices.
Shaw Stockholders [Member] | Settlement Agreement [Member] | Pending Litigation [Member]
Commitments and Contingencies (Details) - 2 [Line Items]
Number of shareholders		2
Expiration period of irrevocable proxy	3 months
Amount paid	$10,000
Expiration date of the irrevocable proxies	45 days